Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)(2)	CAP to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(4)	Average CAP to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on TSR(5)	Net Income (in thousands)
2024	$424,035	$424,035	$306,220	$306,220	$51.30	$(3,705)
2023	$541,861	$309,767	$361,667	$284,373	$27.01	$(3,711)
2022	$408,804	$110,347	$298,601	$199,116	$36.13	$(5,448)

Named Executive Officers, Footnote [Text Block]
(1)	The principal executive officer in each reporting year is Brian Murphy, our former Chief Executive Officer. Mr. Murphy resigned as our CEO in June 2025.

PEO Total Compensation Amount	[1],[2]	$ 424,035	$ 541,861	$ 408,804
PEO Actually Paid Compensation Amount	[3]	$ 424,035	309,767	110,347
Adjustment To PEO Compensation, Footnote [Text Block]

	2024		2023		2022
	PEO($)	Average of Other Non-PEO NEOs ($)	PEO($)	Average of Other Non-PEO NEOs ($)	PEO($)	Average of Other Non-PEO NEOs ($)
Total Compensation from SCT	424,035	306,220	541,861	361,667	408,804	298,601
Subtractions:
SCT Value of Stock and Option Awards	(42,285)	(26,428)	(159,631)	(69,167)	(66,364)	(22,101)

Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	-	-	-	-	-	-
Addition: Fair value at vest date of awards granted and vested during the covered fiscal year	42,285	26,428	43,599	30,520	-	-
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	-	-	-	-	(154,769)	(51,589)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	-	-	-	-	(77,384)	(25,795)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-	(116,032)	(38,647)	-	-
Total Adjustments for Equity Awards	-	-	(232,064)	(77,294)	(298,457)	(99,485)
Compensation Actually Paid (as calculated)	424,035	306,220	309,767	284,373	110,347	199,116

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 306,220	361,667	298,601
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 306,220	284,373	199,116
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP and Cumulative TSR

The following chart sets forth the relationship between CAP to our CEO, the average CAP to our Non-CEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

CAP and Company Net Income

The following chart sets forth the relationship between CAP to our CEO, the average CAP to our Non-CEO NEOs, and our net income during the three most recently completed fiscal years.

Total Shareholder Return Amount	[5]	$ 51.30	27.01	36.13
Net Income (Loss) Attributable to Parent		$ (3,705,000)	$ (3,711,000)	$ (5,448,000)
PEO Name		Brian Murphy	Brian Murphy	Brian Murphy
PEO [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		$ (42,285)	$ (159,631)	$ (66,364)
PEO [Member] | Fair Value at Year End ofAwards Granted During the Covered Fiscal Year that are outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
PEO [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		42,285	43,599
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards				(154,769)
PEO [Member] | Change as of the Vesting Date in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards				(77,384)
PEO [Member] | Fair Value at End of Prior Year of Awards Granted in Any Prior Fiscal Year That Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards			(116,032)
PEO [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards			(232,064)	(298,457)
Non-PEO NEO [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(26,428)	(69,167)	(22,101)
Non-PEO NEO [Member] | Fair Value at Year End ofAwards Granted During the Covered Fiscal Year that are outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		26,428	30,520
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards				(51,589)
Non-PEO NEO [Member] | Change as of the Vesting Date in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards				(25,795)
Non-PEO NEO [Member] | Fair Value at End of Prior Year of Awards Granted in Any Prior Fiscal Year That Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards			(38,647)
Non-PEO NEO [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards			$ (77,294)	$ (99,485)

[1]	Summary Compensation Table (“SCT”) numbers include the values as reported (i) in this proxy statement for the year ended December 31, 2024, (ii) in the definitive proxy statement on Schedule 14A filed with the SEC on October 29, 2024, for the year ended December 31, 2023, and (iii) in the definitive proxy statement on Schedule 14A filed with the SEC on May 1, 2023, for the year ended December 31, 2022.
[2]	The principal executive officer in each reporting year is Brian Murphy, our former Chief Executive Officer. Mr. Murphy resigned as our CEO in June 2025.
[3]	Subtractions from, and additions to, total CAP in the pay versus performance table by year include:
[4]	The sole Non-PEO NEO in each reporting year is Stephen Brown (Chief Financial Officer).
[5]	The Company’s cumulative total shareholder return (“TSR”) assumes $100 was invested in the Company for the period starting December 31, 2022, through the end of each listed year.